Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Fixed income securities	$ 4,530,344	$ 4,917,725
Equity securities	184,970	194,533
Short-term investments	88,548	88,786
Other investments:
Free-standing derivatives	653	3,106
Separate account assets	241,710	293,836
Other assets	169,387	166,290
Total assets at fair value	$ 5,215,612	$ 5,664,276
% of total assets at fair value	100.00%	100.00%
Investments reported at NAV	$ 104,778
Total	5,320,390
Contractholder funds:
Derivatives embedded in life and annuity contracts	(3,801)	$ (4,796)
Other liabilities:
Other liabilities: Free-standing derivatives	(181)	(1,256)
Total liabilities at fair value	$ (3,982)	$ (6,052)
% of total liabilities at fair value	100.00%	100.00%
U.S. government and agencies
Assets
Fixed income securities	$ 85,464	$ 128,052
Municipal
Assets
Fixed income securities	703,923	729,333
Corporate - public
Assets
Fixed income securities	2,444,703	2,572,535
Corporate - privately placed
Assets
Fixed income securities	1,109,158	1,223,196
Foreign government
Assets
Fixed income securities	136,822	179,765
Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	15,079	21,955
Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	6,337	11,408
Asset Backed Securities - consumer and other
Assets
Fixed income securities	19,888	41,808
Redeemable preferred stock
Assets
Fixed income securities	8,970	9,673
Counterparty and cash collateral netting
Other investments:
Free-standing derivatives	(981)	(115)
Total assets at fair value	(981)	(115)
Other liabilities:
Other liabilities: Free-standing derivatives	11	345
Total liabilities at fair value	$ 11	$ 345
% of total liabilities at fair value	(0.30%)	(5.70%)
Quoted prices in active markets for identical assets (Level 1)
Assets
Fixed income securities	$ 36,299	$ 42,427
Equity securities	172,077	186,446
Short-term investments	50,353	20,594
Other investments:
Separate account assets	241,710	293,836
Other assets	1
Total assets at fair value	$ 500,440	$ 543,303
% of total assets at fair value	9.60%	9.60%
Quoted prices in active markets for identical assets (Level 1) | U.S. government and agencies
Assets
Fixed income securities	$ 36,299	$ 42,427
Significant other observable inputs (Level 2)
Assets
Fixed income securities	4,455,273	4,775,624
Equity securities	731	928
Short-term investments	38,195	68,192
Other investments:
Free-standing derivatives	1,240	2,885
Total assets at fair value	$ 4,495,439	$ 4,847,629
% of total assets at fair value	86.20%	85.60%
Other liabilities:
Other liabilities: Free-standing derivatives	$ (192)	$ (1,601)
Total liabilities at fair value	$ (192)	$ (1,601)
% of total liabilities at fair value	4.80%	26.50%
Significant other observable inputs (Level 2) | U.S. government and agencies
Assets
Fixed income securities	$ 49,165	$ 85,625
Significant other observable inputs (Level 2) | Municipal
Assets
Fixed income securities	683,102	708,155
Significant other observable inputs (Level 2) | Corporate - public
Assets
Fixed income securities	2,437,942	2,565,223
Significant other observable inputs (Level 2) | Corporate - privately placed
Assets
Fixed income securities	1,097,968	1,167,218
Significant other observable inputs (Level 2) | Foreign government
Assets
Fixed income securities	136,822	179,765
Significant other observable inputs (Level 2) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	15,079	21,955
Significant other observable inputs (Level 2) | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	6,337	11,408
Significant other observable inputs (Level 2) | Asset Backed Securities - consumer and other
Assets
Fixed income securities	19,888	26,603
Significant other observable inputs (Level 2) | Redeemable preferred stock
Assets
Fixed income securities	8,970	9,672
Significant unobservable inputs (Level 3)
Assets
Fixed income securities	38,772	99,674
Equity securities	12,162	7,159
Other investments:
Free-standing derivatives	394	336
Other assets	169,386	166,290
Total assets at fair value	$ 220,714	$ 273,459
% of total assets at fair value	4.20%	4.80%
Contractholder funds:
Derivatives embedded in life and annuity contracts	$ (3,801)	$ (4,796)
Other liabilities:
Total liabilities at fair value	$ (3,801)	$ (4,796)
% of total liabilities at fair value	95.50%	79.20%
Significant unobservable inputs (Level 3) | Municipal
Assets
Fixed income securities	$ 20,821	$ 21,178
Significant unobservable inputs (Level 3) | Corporate - public
Assets
Fixed income securities	6,761	7,312
Significant unobservable inputs (Level 3) | Corporate - privately placed
Assets
Fixed income securities	$ 11,190	55,978
Significant unobservable inputs (Level 3) | Asset Backed Securities - consumer and other
Assets
Fixed income securities		15,205
Significant unobservable inputs (Level 3) | Redeemable preferred stock
Assets
Fixed income securities		$ 1